UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2006

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2006 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 19, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF OCTOBER 31, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Quantity		Market Value
	GOLD ASSETS—19.80% of Total Net Assets
63,277 Troy Oz.	Gold bullion (a)	$38,225,506

150,000 Coins	One-ounce gold coins (a)	93,330,000

	Total Gold Assets (identified cost $102,589,328)	$131,555,506

	SILVER ASSETS—5.31% of Total Net Assets
2,629,049 Troy Oz.	Silver bullion (a)	$32,105,952

379 Bags	Silver coins (a)	3,183,037

	Total Silver Assets (identified cost $21,002,372)	$35,288,989

Principal Amount
		SWISS FRANC ASSETS—9.39% of Total Net Assets
CHF	11,375,000	4.500% Swiss Confederation Bonds, 06-10-07	$9,295,541
CHF	13,250,000	4.250% Swiss Confederation Bonds, 01-08-08	10,931,210
CHF	13,475,000	3.250% Swiss Confederation Bonds, 02-11-09	11,097,314
CHF	12,910,000	3.500% Swiss Confederation Bonds, 08-07-10	10,849,159
CHF	12,500,000	4.000% Swiss Confederation Bonds, 06-10-11	10,785,280
CHF	11,500,000	2.750% Swiss Confederation Bonds, 06-10-12	9,450,445

		Total Swiss Franc Assets (identified cost $61,917,083)	$62,408,949

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES—16.04% of Total Net Assets

	NATURAL RESOURCES—9.08% of Total Net Assets
110,000	BHP Billiton, Ltd. (b)	$4,682,700
75,000	BP, p.l.c. (b)	5,032,500
75,000	Chevron Corporation	5,040,000
80,000	ConocoPhillips	4,819,200
75,000	Devon Energy Corporation	5,013,000
140,000	Forest Oil Corporation (a)	4,569,600
65,000	Inco, Ltd.	4,974,450
260,000	Mariner Energy, Inc. (a)	5,153,200
120,000	Peabody Energy Corporation	5,036,400
60,000	Phelps Dodge Corporation	6,022,800
110,000	Pogo Producing Company	4,922,500
80,000	Weyerhaeuser Company	5,087,200
		$60,353,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.96% of Total Net Assets
85,000	Archstone-Smith Trust	$5,117,850
80,000	BRE Properties, Inc. Class A	5,304,000
200,000	Equity One, Inc.	5,024,000
65,000	Federal Realty Investment Trust	5,209,750
13,518	Kimco Realty Corporation	600,605
180,000	New Plan Excel Realty Trust, Inc.	5,184,000
110,000	Pennsylvania Real Estate Investment Trust	4,741,000
18,000	Texas Pacific Land Trust	2,952,000
150,000	United Dominion Realty Trust, Inc.	4,855,500
70,000	Urstadt Biddle Properties, Inc.	1,281,000
70,000	Urstadt Biddle Properties, Inc. Class A	1,339,100
110,000	Washington Real Estate Investment Trust	4,636,500
		$46,245,305

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies	$106,598,855
	(identified cost $75,329,144)

	AGGRESSIVE GROWTH STOCK INVESTMENTS—16.71% of Total Net Assets

	CHEMICALS—.77% of Total Net Assets
40,000	Air Products & Chemicals, Inc.	$2,786,800
275,000	Chemtura Corporation	2,359,500
		$5,146,300
	COMPUTER SOFTWARE—1.61% of Total Net Assets
75,000	Autodesk, Inc. (a)	$2,756,250
400,000	Symantec Corporation (a)	7,936,000
		$10,692,250
	CONSTRUCTION—.71% of Total Net Assets
25,000	Fluor Corporation	$1,960,750
60,000	Ryland Group, Inc.	2,755,800
		$4,716,550
	DATA PROCESSING—.92% of Total Net Assets
90,000	Agilent Technologies, Inc. (a)	$3,204,000
75,000	Hewlett-Packard Company	2,905,500
		$6,109,500
	ELECTRICAL & ELECTRONICS—1.11% of Total Net Assets
140,000	Intel Corporation	$2,987,600
100,000	National Semiconductor Corporation	2,429,000
500,000	Sanmina SCI Corporation (a)	1,975,000
		$7,391,600

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.55% of Total Net Assets
70,000	CBS Corporation Class A	$2,027,900
90,000	Disney (Walt) Company	2,831,400
75,000	Tribune Company	2,499,750
75,000	Viacom, Inc. Class A (a)	2,918,250
		$10,277,300
	FINANCIAL SERVICES—2.47% of Total Net Assets
75,000	Bank of New York, Inc.	$2,577,750
20,000	Bear Stearns Companies, Inc.	3,027,000
140,000	Janus Capital Group, Inc.	2,811,200
35,000	Morgan Stanley	2,675,050
150,000	Schwab (Charles) Corporation	2,733,000
40,000	State Street Corporation	2,569,200
		$16,393,200
	MANUFACTURING—2.14% of Total Net Assets
150,000	Dana Corporation (a)	$241,500
45,000	Harley-Davidson, Inc.	3,088,350
50,000	Illinois Tool Works, Inc.	2,396,500
125,000	Mattel, Inc.	2,828,750
10,000	NACCO Industries, Inc. Class A	1,506,000
8,000	NACCO Industries, Inc. Class B	1,204,800
35,000	Parker-Hannifin Corporation	2,927,050
		$14,192,950
	OIL & OILFIELD SERVICES—1.32% of Total Net Assets
210,000	Frontier Oil Corporation	$6,174,000
320,000	Parker Drilling Company (a)	2,620,800
		$8,794,800
	PHARMACEUTICALS—1.35% of Total Net Assets
45,000	Amgen, Inc. (a)	$3,415,950
30,000	Genentech, Inc. (a)	2,499,000
45,000	Genzyme Corporation (General) (a)	3,037,950
		$8,952,900
	RETAIL—.79% of Total Net Assets
50,000	Costco Wholesale Corporation	$2,669,000
75,000	Williams-Sonoma, Inc.	2,550,750
		$5,219,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Number of Shares		Market Value
	TRANSPORTATION—.81% of Total Net Assets
100,000	Kansas City Southern (a)	$2,839,000
100,000	Swift Transportation Company, Inc. (a)	2,515,000
		$5,354,000
	MISCELLANEOUS—1.16% of Total Net Assets
35,000	Lockheed Martin Corporation	$3,042,550
75,000	Qualcomm, Inc.	2,729,250
50,000	Temple-Inland, Inc.	1,972,000
		$7,743,800

	Total Aggressive Growth Stock Investments (identified cost $86,739,515)	$110,984,900

Principal Amount

	DOLLAR ASSETS—31.23% of Total Net Assets

	CORPORATE BONDS—1.51% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$505,767
500,000	3.850% Allstate Life Global Funding, 01-25-08	492,750
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	504,895
500,000	6.550% Avon Products, Inc., 08-01-07	504,741
500,000	8.100% Boeing Company, Inc., 11-15-06	500,424
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	492,684
400,000	4.934% Chubb Corporation, 11-16-07	399,023
500,000	7.200% Citicorp, 06-15-07	504,379
500,000	6.250% Dover Corporation, 06-01-08	507,943
438,000	5.500% Gannett Company, Inc., 04-01-07	438,033
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,150
500,000	3.500% Gillette Company, 10-15-07	492,316
500,000	4.500% International Business Machines Corporation, 05-01-08	495,081
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	506,353
300,000	2.500% Merck & Company, Inc., 03-30-07	296,589
500,000	3.500% Stanley Works, 11-01-07	491,019
500,000	3.375% Target Corporation, 03-01-08	489,344
300,000	6.875% Tribune Company, 11-01-06	299,949
300,000	7.125% Union Tank Car Company, 02-01-07	301,104
500,000	3.300% UnitedHealth Group, Inc. 01-30-08	488,586
300,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	299,995
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	496,897
		$10,008,022

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—29.72% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 4.794%, 05-15-18 (c)	$23,824,844
6,000,000	United States Treasury bonds 6.250%, 08-15-23	6,982,500
14,000,000	United States Treasury notes 2.625%, 11-15-06	13,984,968
14,000,000	United States Treasury notes 2.875%, 11-30-06	13,972,109
14,000,000	United States Treasury notes 3.000%, 12-31-06	13,945,859
14,000,000	United States Treasury notes 3.375%, 02-28-07	13,922,344
14,000,000	United States Treasury notes 3.750%, 03-31-07	13,924,531
14,000,000	United States Treasury notes 3.625%, 04-30-07	13,902,656
14,000,000	United States Treasury notes 3.500%, 05-31-07	13,876,406
14,000,000	United States Treasury notes 3.625%, 06-30-07	13,869,844
14,000,000	United States Treasury notes 4.000%, 08-31-07	13,889,531
6,000,000	United States Treasury notes 4.000%, 09-30-07	5,949,844
6,000,000	United States Treasury notes 4.250%, 10-31-07	5,961,563
6,000,000	United States Treasury notes 3.000%, 11-15-07	5,886,562
6,000,000	United States Treasury notes 4.375%, 12-31-07	5,966,250
6,000,000	United States Treasury notes 3.375%, 02-15-08	5,893,125
6,000,000	United States Treasury notes 2.625%, 05-15-08	5,813,438
6,000,000	United States Treasury notes 3.250%, 08-15-08	5,851,875
		$197,418,249

	Total Dollar Assets (identified costs $199,175,989)	$207,426,271

	Total Portfolio—98.48% of total net assets (identified costs $546,753,431) (d)	$654,263,470
	Other assets, less liabilities (1.52% of total net assets)	10,097,581
	Net assets applicable to outstanding shares	$664,361,051

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—98.74% of Total Net Assets
$10,000,000	United States Treasury notes 2.875%, 11-30-06	$9,980,078
11,000,000	United States Treasury notes 3.000%, 12-31-06	10,957,461
10,000,000	United States Treasury notes 3.125%, 01-31-07	9,952,344
9,000,000	United States Treasury notes 3.375%, 02-28-07	8,950,078
10,000,000	United States Treasury notes 3.750%, 03-31-07	9,946,094

	Total Portfolio—98.74% of total net assets (identified costs $49,803,587) (a)	$49,786,055
	Other assets, less liabilities (1.26% of total net assets)	634,453
	Net assets applicable to outstanding shares	$50,420,508

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—94.92% of Total Net Assets

	AEROSPACE—3.99% of Total Net Assets
$500,000	8.100% Boeing Company, Inc., 11-15-06	$500,424
		$500,424
	BEVERAGES—8.13% of Total Net Assets
521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$526,100
500,000	3.200% PepsiCo, Inc., 05-15-07	494,767
		$1,020,867
	CONSTRUCTION—3.91% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$491,019
		$491,019
	COSMETICS & TOILETRIES—7.94% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$504,741
500,000	3.500% Gillette Company, 10-15-07	492,316
		$997,057
	DATA PROCESSING—3.92% of Total Net Assets
500,000	3.800% International Business Machines Corporation, 02-01-08	$492,137
		$492,137
	ELECTRIC UTILITIES—3.87% of Total Net Assets
500,000	3.125% Alabama Power Company	$485,668
		$485,668
	FINANCIAL SERVICES—11.94% of Total Net Assets
500,000	7.200% Citicorp, 06-15-07	$504,379
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,150
500,000	4.500% International Lease Finance Company, 05-01-08	495,081
		$1,499,610
	FOOD PRODUCTS & PROCESSING—3.98% of Total Net Assets
500,000	5.500% Campbell Soup Company, 03-15-07	$500,265
		$500,265
	HOUSEHOLD PRODUCTS—4.03% of Total Net Assets
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	$506,353
		$506,353
	INSURANCE—7.46% of Total Net Assets
455,000	3.850% Allstate Life Global Funding, 01-25-08	$448,403
500,000	3.300% UnitedHealth Group, Inc. 01-30-08	488,586
		$936,989
	MANUFACTURING—4.05% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$507,943
		$507,943

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Principal Amount		Market Value
	OIL & OILFIELD SERVICES—3.92% of Total Net Assets
$500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$492,684
		$492,684
	PHARMACEUTICALS—7.97% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$505,767
500,000	2.500% Merck & Company, Inc., 03-30-07	494,315
		$1,000,082
	PUBLISHING—3.98% of Total Net Assets
500,000	5.500% Gannett Company, Inc., 04-01-07	$500,038
		$500,038
	RETAIL—7.85% of Total Net Assets
500,000	3.375% Target Corporation, 03-01-08	$489,344
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	496,897
		$986,241
	TELECOMMUNICATIONS—3.98% of Total Net Assets
500,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	$499,991
		$499,991
	TRANSPORTATION—4.00% of Total Net Assets
500,000	7.125% Union Tank Car Company, 02-01-07	$501,841
		$501,841

	Total Corporate Bonds (identified cost $11,930,428)	$11,919,209

	UNITED STATES TREASURY SECURITIES—7.93% of Total Net Assets
1,000,000	United States Treasury notes 3.000%, 12-31-06	$996,133

	Total United States Treasury Securities (identified cost $996,713)	$996,133

	Total Portfolio—102.85% of total net assets (identified costs $12,927,141) (a)	$12,915,342
	Liabilities, less other assets (2.85% of total net assets)	(357,975)
	Net assets applicable to outstanding shares	$12,557,367

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—98.46% of Total Net Assets

	CHEMICALS—4.12% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$696,700
75,000	Chemtura Corporation	643,500
		$1,340,200
	COMPUTER SOFTWARE—7.05% of Total Net Assets
30,000	Autodesk, Inc. (a)	$1,102,500
60,000	Symantec Corporation (a)	1,190,400
		$2,292,900
	CONSTRUCTION—3.53% of Total Net Assets
25,000	Ryland Group, Inc.	$1,148,250
		$1,148,250
	DATA PROCESSING—6.31% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$890,000
30,000	Hewlett-Packard Company	1,162,200
		$2,052,200
	ELECTRICAL & ELECTRONICS—7.10% of Total Net Assets
50,000	Intel Corporation	$1,067,000
35,000	National Semiconductor Corporation	850,150
100,000	Sanmina SCI Corporation (a)	395,000
		$2,312,150
	ENTERTAINMENT & LEISURE—6.86% of Total Net Assets
30,000	Disney (Walt) Company	$943,800
20,000	Tribune Company	666,600
16,000	Viacom, Inc. Class A (a)	622,560
		$2,232,960
	FINANCIAL SERVICES—18.36% of Total Net Assets
25,000	Bank of New York, Inc.	$859,250
6,000	Bear Stearns Companies, Inc.	908,100
50,000	Janus Capital Group, Inc.	1,004,000
15,000	Morgan Stanley	1,146,450
60,000	Schwab (Charles) Corporation	1,093,200
15,000	State Street Corporation	963,450
		$5,974,450
	MANUFACTURING—11.96% of Total Net Assets
30,000	Dana Corporation (a)	$48,300
15,000	Harley-Davidson, Inc.	1,029,450
20,000	Illinois Tool Works, Inc.	958,600
45,000	Mattel, Inc.	1,018,350
10,000	Parker-Hannifin Corporation	836,300
		$3,891,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

Number of Shares		Market Value
	OIL & OILFIELD SERVICES—8.84% of Total Net Assets
70,000	Frontier Oil Corporation	$2,058,000
100,000	Parker Drilling Company (a)	819,000
		$2,877,000
	PHARMACEUTICALS—6.61% of Total Net Assets
15,000	Amgen, Inc. (a)	$1,138,650
15,000	Genzyme Corporation (General) (a)	1,012,650
		$2,151,300
	RETAIL—5.07% of Total Net Assets
15,000	Costco Wholesale Corporation	$800,700
25,000	Williams-Sonoma, Inc.	850,250
		$1,650,950
	TRANSPORTATION—5.37% of Total Net Assets
35,000	Kansas City Southern (a)	$993,650
30,000	Swift Transportation Company, Inc. (a)	754,500
		$1,748,150
	MISCELLANEOUS—7.28% of Total Net Assets
10,000	Lockheed Martin Corporation	$869,300
25,000	Qualcomm, Inc.	909,750
15,000	Temple-Inland, Inc.	591,600
		$2,370,650

	Total Portfolio—98.46% of total net assets (identified cost $14,819,596) (b)	$32,042,160
	Other assets, less liabilities (1.54% of total net assets)	502,491
	Net assets applicable to outstanding shares	$32,544,651

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS OCTOBER 31, 2006
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	12/06